CONVERTIBLE REDEEMABLE PREFERRED SHARES - Accounting for Preferred Shares (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Net accretion on convertible redeemable preferred shares to redemption value			¥ 290,543	¥ 9,452
Initial fair value		¥ 29,853
Derivative liabilities (including derivative liabilities of the consolidated VIEs without recourse to the Company of nil and nil as of December 31, 2023 and 2024, respectively)		¥ 0
Series A1 Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Redemption price percentage		150.00%
Series A2 Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Redemption price percentage		150.00%
Series A3 Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Redemption price percentage		150.00%
Series B convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Redemption price percentage		150.00%
Class A ordinary shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Conversion of convertible redeemable preferred shares to Class A ordinary shares upon IPO (Note 17) (in shares)	125,154,172
Series A 4 Preferred Shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Redemption price percentage		150.00%